CONTRACT ASSETS - Aggregate Amount of the Transaction Price Allocated to the Unsatisfied Performance Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Unsatisfied long-term SDI contracts
Expected to be recognized as revenue over 3 years	$ 109,816	$ 119,025